Document and Entity Information	Jul. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001576263
Document Type	8-K
Document Period End Date	Jul. 02, 2021
Entity Registrant Name	MIRATI THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35921
Entity Tax Identification Number	46-2693615
Entity Address, Address Line One	3545 Cray Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	332-3410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false